Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000059814 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059814 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059814 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059814 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059814 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059814 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059814 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059814 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059814 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059814 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059814 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000059814 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000059814 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059814 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000059815 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059815 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059815 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059815 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059815 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000059815 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059815 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059815 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059815 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059815 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059815 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000059815 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000059815 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000059815 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(6.40%)
C000033348 | American Funds Asset Allocation Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033350 | American Funds The Bond Fund of America, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033346 | American Funds Global Growth Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000033344 | American Funds Growth Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000046995 | American Funds Growth-Income Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000014754 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014754 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014754 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000014754 | Banks
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014754 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000014754 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014754 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014754 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014754 | Passenger Airlines
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014754 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014754 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014754 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000014754 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.40%)
C000014754 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000014754 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000014754 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014754 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000014754 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000014754 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014754 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014754 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014724 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014724 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014724 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014724 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014724 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000014724 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014724 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014724 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014724 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014724 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014724 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014724 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000014724 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014724 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014725 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014725 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014725 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014725 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014725 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000014725 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014725 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014725 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014725 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014725 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014725 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014725 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000014725 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014725 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014727 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014727 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014727 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014727 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014727 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000014727 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014727 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014727 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014727 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014727 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014727 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014727 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000014727 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014727 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014751 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014751 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014751 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000014751 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014751 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014751 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014751 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014751 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014751 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014751 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014751 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014751 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000014751 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014751 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014751 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014752 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014752 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014752 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000014752 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014752 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014752 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014752 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014752 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014752 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014752 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014752 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014752 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000014752 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014752 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014752 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014753 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014753 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014753 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000014753 | Banks
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000014753 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014753 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000014753 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014753 | Media
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000014753 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014753 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014753 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014753 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000014753 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014753 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014753 | Master Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154836 | BlackRock Global Allocation VI Fund, I, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000154836 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000154836 | Alternative Assets
Holdings [Line Items]
Percent of Net Asset Value	93.90%
C000060396 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000060396 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000060396 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000060396 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060396 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060396 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000060396 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060396 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060396 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060396 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060396 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000060396 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000060397 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000060397 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000060397 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000060397 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000060397 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000060397 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000060397 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000060397 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000060397 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060397 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060397 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000060397 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244891 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000244891 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244891 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244891 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244891 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244891 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244891 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000244891 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244891 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244891 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244891 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000244891 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000060405 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000060405 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060405 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060405 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000060405 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060405 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060405 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000060405 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060405 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060405 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060405 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060405 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060405 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000060405 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000060404 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000060404 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000060404 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000060404 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000060404 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060404 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060404 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000060404 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060404 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000060404 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000060404 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000060404 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060404 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000060404 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000244895 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244895 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244895 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000244895 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000244895 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244895 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244895 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244895 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244895 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244895 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000244895 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244895 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244895 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000244895 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000060400 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000060400 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060400 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060400 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000060400 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060400 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060400 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000060400 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060400 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060400 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060400 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060400 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060400 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000060400 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000060401 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000060401 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000060401 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000060401 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000060401 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000060401 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000060401 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000060401 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000060401 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000060401 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060401 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060401 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060401 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000060401 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000244893 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000244893 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000244893 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000244893 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244893 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244893 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244893 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244893 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244893 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244893 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244893 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244893 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244893 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	67.10%
C000244893 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000060408 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060408 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060408 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060408 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000060408 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060408 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000060408 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060408 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060408 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000060408 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060408 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060408 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060408 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060408 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000060409 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060409 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000060409 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000060409 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000060409 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000060409 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000060409 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000060409 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060409 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000060409 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000060409 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000060409 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060409 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000060409 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000244897 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244897 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244897 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244897 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000244897 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244897 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000244897 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244897 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244897 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000244897 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244897 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000244897 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244897 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000244897 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	83.40%
C000139947 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000139947 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139947 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000139947 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000139947 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000139947 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139947 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000139947 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139947 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000139947 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000139947 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139947 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000139947 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000139947 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000125905 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000125905 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125905 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000125905 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000125905 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125905 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000125905 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000125905 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125905 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125905 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000125905 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125905 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000125905 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000125905 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000139946 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000139946 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000139946 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000139946 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000139946 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000139946 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000139946 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000139946 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139946 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139946 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139946 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139946 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000139946 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000139946 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000125904 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000125904 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000125904 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125904 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000125904 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000125904 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125904 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000125904 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125904 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125904 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125904 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125904 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125904 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000125904 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000060402 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000060402 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060402 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060402 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000060402 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060402 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060402 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000060402 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060402 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060402 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060402 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060402 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060402 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000060402 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000060403 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000060403 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000060403 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000060403 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000060403 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000060403 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000060403 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000060403 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000060403 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000060403 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000060403 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000060403 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000060403 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000060403 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000244894 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000244894 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000244894 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244894 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000244894 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244894 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244894 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244894 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244894 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244894 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244894 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000244894 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244894 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000244894 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000060398 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000060398 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000060398 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060398 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000060398 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060398 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060398 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000060398 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060398 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060398 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060398 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000060398 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060399 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000060399 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000060399 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000060399 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000060399 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000060399 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000060399 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000060399 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060399 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000060399 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060399 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000060399 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000244892 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000244892 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000244892 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000244892 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244892 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000244892 | Nationwide International Small Cap Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000244892 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000244892 | NVIT GS Small Cap Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244892 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244892 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244892 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	76.60%
C000244892 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000060406 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000060406 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060406 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000060406 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000060406 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060406 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060406 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060406 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000060406 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060406 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060406 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060406 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060406 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000060406 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000060407 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000060407 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000060407 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000060407 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000060407 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060407 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000060407 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000060407 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000060407 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060407 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000060407 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000060407 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000060407 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000060407 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000244896 | NVIT GS Large Cap Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000244896 | NVIT U.S. 130/30 Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244896 | NVIT GS International Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244896 | NVIT Core Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000244896 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244896 | NVIT BNY Mellon Core Plus Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000244896 | Nationwide Bond Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244896 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244896 | NVIT DoubleLine Total Return Tactical Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244896 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244896 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244896 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244896 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000244896 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000059803 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059803 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059803 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000059803 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059803 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059803 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059803 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059803 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059803 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059803 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059803 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059803 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059803 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000059803 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000059803 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059803 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000059803 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059803 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059803 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059803 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059804 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059804 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059804 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000059804 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059804 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059804 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059804 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059804 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059804 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059804 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059804 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059804 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059804 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000059804 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000059804 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059804 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000059804 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059804 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059804 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059804 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112230 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112230 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112230 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000112230 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112230 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112230 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000112230 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112230 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112230 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000112230 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112230 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112230 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112230 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000112230 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000112230 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112230 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000112230 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112230 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112230 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112230 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059805 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059805 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000059805 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000059805 | Banks
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000059805 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059805 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059805 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059805 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059805 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059805 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059805 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059805 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059805 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000059805 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000059805 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059805 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000059805 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059805 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000059805 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059805 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000074474 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074474 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074474 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074474 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000074474 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074474 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074474 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074474 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074474 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074474 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074474 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074474 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000074474 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074474 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074474 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074472 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074472 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074472 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074472 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000074472 | Banks
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074472 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074472 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074472 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074472 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074472 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074472 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074472 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	88.50%
C000074472 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074472 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074472 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074469 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074469 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074469 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000074469 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074469 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074469 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074469 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074469 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074469 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074469 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074469 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074469 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000074469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000074469 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000074469 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074470 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074470 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074470 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000074470 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000074470 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074470 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074470 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000074470 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074470 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074470 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074470 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074470 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000074470 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000074470 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000074470 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220662 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220662 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220662 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000220662 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000220662 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220662 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220662 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220662 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220662 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220662 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220662 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220662 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000220662 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220662 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000220662 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220661 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220661 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220661 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000220661 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000220661 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220661 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220661 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000220661 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220661 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220661 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220661 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220661 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000220661 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000220661 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000220661 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139944 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139944 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139944 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139944 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000139944 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139944 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139944 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139944 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139944 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139944 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000139944 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139944 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000139944 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000139944 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000139944 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000139944 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000139944 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000139944 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000139944 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000139944 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000139944 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033502 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033502 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000033502 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033502 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033502 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033502 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033502 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033502 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033502 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033502 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000033502 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000033502 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000033502 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033502 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033502 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000033502 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033502 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033502 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059800 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000059800 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059800 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000059800 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000059800 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059800 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059800 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059800 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059800 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059800 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059800 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059800 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000059800 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059801 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000059801 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059801 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000059801 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000059801 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000059801 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059801 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059801 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059801 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059801 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059801 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059801 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000059801 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074475 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000074475 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000074475 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000074475 | France
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000074475 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000074475 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000074475 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000074475 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074475 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074475 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074475 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074475 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000074475 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074475 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000220664 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000220664 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000220664 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220664 | France
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220664 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220664 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220664 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220664 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220664 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220664 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220664 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220664 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000220664 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220664 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000220663 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000220663 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000220663 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000220663 | France
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000220663 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220663 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220663 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220663 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220663 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220663 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220663 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220663 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000220663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220663 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000059797 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059797 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059797 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000059797 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059797 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059797 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059797 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059797 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059797 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059797 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059797 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059797 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059797 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000059797 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000059797 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059797 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000059797 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059797 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059797 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000059797 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059797 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059798 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059798 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059798 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000059798 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059798 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059798 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059798 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059798 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059798 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059798 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059798 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059798 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059798 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000059798 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000059798 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059798 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000059798 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059798 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059798 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000059798 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059798 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059799 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059799 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059799 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000059799 | Banks
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059799 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000059799 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000059799 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059799 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000059799 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059799 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000059799 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000059799 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059799 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000059799 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000059799 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059799 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000059799 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059799 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000059799 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000059799 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059799 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192909 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192909 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192909 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000192909 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192909 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192909 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192909 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192909 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000192909 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000192909 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000192909 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192909 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000192909 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000192909 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192910 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192910 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192910 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000192910 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192910 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192910 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192910 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192910 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000192910 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000192910 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000192910 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192910 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000192910 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000192910 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000192911 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192911 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192911 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000192911 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192911 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192911 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000192911 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192911 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000192911 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000192911 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000192911 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000192911 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000192911 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000192911 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000168057 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168057 | China
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000168057 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000168057 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000168057 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000168057 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000168057 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168057 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168057 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168057 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000168057 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168057 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000168057 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014756 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014756 | China
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000014756 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014756 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000014756 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000014756 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014756 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014756 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014756 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014756 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014756 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000014756 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014757 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014757 | China
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000014757 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000014757 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000014757 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000014757 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014757 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014757 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014757 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014757 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014757 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000014757 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000014757 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075321 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000075321 | China
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000075321 | India
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000075321 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000075321 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000075321 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000075321 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000075321 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000075321 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075321 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000075321 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000075321 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000075321 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014749 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000014749 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014749 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000014749 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014749 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014749 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014749 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000014749 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014749 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014749 | Consumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014749 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014749 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014749 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000014696 | Other
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000014696 | FFCB, , 07/02/2026, 3.14
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014696 | FFCB, , 03/16/2032, 2.38
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014696 | U.S. Treasury Bonds, , 08/15/2046, 2.25
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014696 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014696 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014696 | Private Export Funding Corp., , 11/15/2024, 1.75
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014696 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014696 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014696 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014696 | State of Israel AID Bond, , 09/18/2033, 5.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014696 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000014696 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014696 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014696 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000014696 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014696 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014696 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014696 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014697 | Other
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000014697 | FFCB, , 07/02/2026, 3.14
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014697 | FFCB, , 03/16/2032, 2.38
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014697 | U.S. Treasury Bonds, , 08/15/2046, 2.25
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014697 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014697 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014697 | Private Export Funding Corp., , 11/15/2024, 1.75
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014697 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014697 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014697 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014697 | State of Israel AID Bond, , 09/18/2033, 5.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014697 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000014697 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014697 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014697 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000014697 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014697 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014697 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014697 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014699 | Other
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000014699 | FFCB, , 07/02/2026, 3.14
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014699 | FFCB, , 03/16/2032, 2.38
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014699 | U.S. Treasury Bonds, , 08/15/2046, 2.25
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014699 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014699 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014699 | Private Export Funding Corp., , 11/15/2024, 1.75
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014699 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014699 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014699 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014699 | State of Israel AID Bond, , 09/18/2033, 5.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014699 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000014699 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014699 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014699 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000014699 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014699 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014699 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000014699 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000139942 | Other
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000139942 | FFCB, , 07/02/2026, 3.14
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000139942 | FFCB, , 03/16/2032, 2.38
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000139942 | U.S. Treasury Bonds, , 08/15/2046, 2.25
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139942 | Resolution Funding Corp., , 01/15/2030, 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139942 | FNMA UMBS, , 04/01/2052, 2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139942 | Private Export Funding Corp., , 11/15/2024, 1.75
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139942 | FNMA, MX, 09/25/2042, 2.5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000139942 | FNMA UMBS, , 12/01/2047, 3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000139942 | FHLMC Multifamily Structured Pass-Through Certificates, A2, 05/25/2033, 4.2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000139942 | State of Israel AID Bond, , 09/18/2033, 5.5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139942 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000139942 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000139942 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000139942 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000139942 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000139942 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000139942 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000139942 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000014718 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000014718 | U.S. Treasury Bills, , 07/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014718 | U.S. Treasury Notes, , 04/30/2026, 5.4552024
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014718 | FHLB, , 09/27/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014718 | U.S. Treasury Bills, , 09/05/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014718 | U.S. Treasury Bills, , 08/15/2024, 5.24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014718 | U.S. Treasury Bills, , 08/01/2024, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014718 | U.S. Treasury Bills, , 08/29/2024, 5.3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014718 | FHLB, , 10/08/2024, 5.35
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014718 | U.S. Treasury Notes, , 07/31/2024, 5.342202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014718 | U.S. Treasury Notes, , 10/31/2025, 5.475204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014718 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000014718 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000014718 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000014718 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000079439 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000079439 | U.S. Treasury Bills, , 07/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079439 | U.S. Treasury Notes, , 04/30/2026, 5.4552024
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000079439 | FHLB, , 09/27/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079439 | U.S. Treasury Bills, , 09/05/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079439 | U.S. Treasury Bills, , 08/15/2024, 5.24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000079439 | U.S. Treasury Bills, , 08/01/2024, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079439 | U.S. Treasury Bills, , 08/29/2024, 5.3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079439 | FHLB, , 10/08/2024, 5.35
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079439 | U.S. Treasury Notes, , 07/31/2024, 5.342202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079439 | U.S. Treasury Notes, , 10/31/2025, 5.475204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000079439 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000079439 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000079439 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000079439 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000014719 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000014719 | U.S. Treasury Bills, , 07/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014719 | U.S. Treasury Notes, , 04/30/2026, 5.4552024
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014719 | FHLB, , 09/27/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014719 | U.S. Treasury Bills, , 09/05/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014719 | U.S. Treasury Bills, , 08/15/2024, 5.24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014719 | U.S. Treasury Bills, , 08/01/2024, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014719 | U.S. Treasury Bills, , 08/29/2024, 5.3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014719 | FHLB, , 10/08/2024, 5.35
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014719 | U.S. Treasury Notes, , 07/31/2024, 5.342202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014719 | U.S. Treasury Notes, , 10/31/2025, 5.475204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014719 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000014719 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000014719 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000014719 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000014720 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000014720 | U.S. Treasury Bills, , 07/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014720 | U.S. Treasury Notes, , 04/30/2026, 5.4552024
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014720 | FHLB, , 09/27/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014720 | U.S. Treasury Bills, , 09/05/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014720 | U.S. Treasury Bills, , 08/15/2024, 5.24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014720 | U.S. Treasury Bills, , 08/01/2024, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014720 | U.S. Treasury Bills, , 08/29/2024, 5.3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014720 | FHLB, , 10/08/2024, 5.35
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014720 | U.S. Treasury Notes, , 07/31/2024, 5.342202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014720 | U.S. Treasury Notes, , 10/31/2025, 5.475204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014720 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000014720 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000014720 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000014720 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000204950 | Other
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000204950 | U.S. Treasury Bills, , 07/05/2024, 5.18
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204950 | U.S. Treasury Notes, , 04/30/2026, 5.4552024
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000204950 | FHLB, , 09/27/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204950 | U.S. Treasury Bills, , 09/05/2024, 5.32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204950 | U.S. Treasury Bills, , 08/15/2024, 5.24
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204950 | U.S. Treasury Bills, , 08/01/2024, 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000204950 | U.S. Treasury Bills, , 08/29/2024, 5.3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204950 | FHLB, , 10/08/2024, 5.35
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204950 | U.S. Treasury Notes, , 07/31/2024, 5.342202
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204950 | U.S. Treasury Notes, , 10/31/2025, 5.475204
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204950 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000204950 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000204950 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000204950 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000214896 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214896 | China
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000214896 | India
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000214896 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000214896 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000214896 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214896 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214896 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000214896 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000214896 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214896 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214896 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000214896 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000214896 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214897 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000214897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000214897 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000214897 | France
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000214897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000214897 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214897 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000214897 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214897 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000214897 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214897 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000214897 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000214897 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000214898 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000214898 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214898 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000214898 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000214898 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214898 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000214898 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214898 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000214898 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214898 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214898 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214898 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000214898 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000214898 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000214899 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000214899 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000214899 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214899 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214899 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000214899 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000214899 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214899 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214899 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214899 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214899 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000214899 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000214899 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000214899 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000014702 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000014702 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000014702 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000014702 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014702 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014702 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014702 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014702 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000014702 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014702 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014702 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014702 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014702 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014702 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033125 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000033125 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000033125 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033125 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033125 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033125 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033125 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033125 | China
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033125 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033125 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033125 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033125 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000033125 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033125 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000139945 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000139945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000139945 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000139945 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000139945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000139945 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000139945 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000139945 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000139945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000139945 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139945 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000139945 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000139945 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139945 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000033506 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033506 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000033506 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033506 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033506 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033506 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033506 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000033506 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033506 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033506 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033506 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033506 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000033506 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033506 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000033509 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033509 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000033509 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033509 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033509 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033509 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033509 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000033509 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033509 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033509 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033509 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033509 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000033509 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033509 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000033505 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033505 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000033505 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033505 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033505 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033505 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033505 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000033505 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033505 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033505 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033505 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033505 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000033505 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033505 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000014736 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014736 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014736 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014736 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014736 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014736 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014736 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014736 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014736 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000014736 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014736 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014736 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000014736 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014736 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000014737 | Software
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000014737 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014737 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014737 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000014737 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014737 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014737 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014737 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014737 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	45.00%
C000014737 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014737 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014737 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000014737 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014737 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000014704 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014704 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014704 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000014704 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000014704 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000014704 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000014704 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000014704 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000014704 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014704 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014704 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014704 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000014704 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000014704 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000014704 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112221 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000112221 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112221 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000112221 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000112221 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000112221 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112221 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112221 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112221 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112221 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112221 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112221 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000112221 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000112221 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000112221 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074482 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074482 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074482 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074482 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000074482 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074482 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074482 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000074482 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074482 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074482 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074482 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074482 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074482 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000074482 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000074482 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000112234 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112234 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000112234 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112234 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000112234 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112234 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000112234 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000112234 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112234 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000112234 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112234 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000112234 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112234 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000112234 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000112234 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074480 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074480 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074480 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074480 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000074480 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000074480 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000074480 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000074480 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074480 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074480 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074480 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074480 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074480 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000074480 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000074480 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112233 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000112233 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112233 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112233 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000112233 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000112233 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112233 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112233 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112233 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112233 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112233 | iShares 20+ Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112233 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112233 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	67.30%
C000112233 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000112233 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014706 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014706 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014706 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014706 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000014706 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014706 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014706 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000014706 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000014706 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014706 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000014706 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014706 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000014706 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000014706 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000014706 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112222 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112222 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112222 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112222 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000112222 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112222 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112222 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000112222 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000112222 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112222 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112222 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112222 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000112222 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000112222 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000112222 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000139949 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000139949 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139949 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000139949 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000139949 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000139949 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000139949 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000139949 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000139949 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000139949 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000139949 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000139949 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000139949 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000139949 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000139949 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125907 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125907 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125907 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125907 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000125907 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125907 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000125907 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000125907 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000125907 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125907 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125907 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125907 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125907 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000125907 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000125907 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000139948 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000139948 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000139948 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000139948 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000139948 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000139948 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000139948 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000139948 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000139948 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000139948 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139948 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000139948 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000139948 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000139948 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000139948 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125906 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125906 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125906 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125906 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000125906 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125906 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125906 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000125906 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125906 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125906 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125906 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125906 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125906 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000125906 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000125906 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000014708 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014708 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000014708 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014708 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000014708 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000014708 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000014708 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000014708 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000014708 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014708 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014708 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014708 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014708 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000014708 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000014708 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112223 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112223 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112223 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112223 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000112223 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000112223 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112223 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000112223 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112223 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112223 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112223 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112223 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112223 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000112223 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000112223 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014710 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014710 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014710 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000014710 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000014710 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014710 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000014710 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000014710 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000014710 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014710 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014710 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014710 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014710 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000014710 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000014710 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112224 | NVIT GS Emerging Markets Equity Insights Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112224 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112224 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000112224 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000112224 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000112224 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000112224 | NVIT Mid Cap Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112224 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112224 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112224 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112224 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112224 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112224 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000112224 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000112224 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014712 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000014712 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014712 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000014712 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000014712 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000014712 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000014712 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000014712 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000014712 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014712 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000014712 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014712 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014712 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000014712 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000014712 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112225 | NVIT Loomis Short Term Bond Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112225 | Nationwide Inflation-Protected Securities Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112225 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000112225 | Nationwide Fundamental All Cap Equity Portfolio, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000112225 | NVIT International Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112225 | NVIT J.P. Morgan U.S. Equity Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112225 | NVIT Bond Index Fund, Y, , 0
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000112225 | Nationwide BNY Mellon Core Plus Bond ESG Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000112225 | iShares 7-10 Year Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112225 | Fidelity Investments Money Market Government Portfolio - Institutional Class, , , 5.25
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112225 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112225 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112225 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000112225 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000112225 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203213 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203213 | iShares Core U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000203213 | iShares Core 1-5 Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000203213 | iShares Core Total USD Bond Market ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203213 | iShares MBS ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203213 | iShares Core 10+ Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000203213 | Cantor Fitzgerald & Co., , 7/1/2024, 5.38
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000203213 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000203213 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
C000203213 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000203214 | iShares U.S. Treasury Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203214 | iShares Core U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000203214 | iShares Core 1-5 Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000203214 | iShares Core Total USD Bond Market ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203214 | iShares MBS ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000203214 | iShares Core 10+ Year USD Bond ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000203214 | Cantor Fitzgerald & Co., , 7/1/2024, 5.38
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000203214 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000203214 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
C000203214 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000203211 | Other
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000203211 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000203211 | iShares Core S&P Total U.S. Stock Market ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000203211 | iShares Core S&P Mid-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000203211 | iShares Core MSCI International Developed Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000203211 | iShares Core MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000203211 | iShares U.S. Equity Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203211 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203211 | iShares MSCI USA Momentum Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203211 | iShares MSCI USA Quality Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203211 | iShares U.S. Small-Cap Equity Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203211 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000203211 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000203211 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000203212 | Other
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000203212 | iShares Core S&P Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000203212 | iShares Core S&P Total U.S. Stock Market ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000203212 | iShares Core S&P Mid-Cap ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000203212 | iShares Core MSCI International Developed Markets ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000203212 | iShares Core MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000203212 | iShares U.S. Equity Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000203212 | iShares Core S&P 500 ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000203212 | iShares MSCI USA Momentum Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203212 | iShares MSCI USA Quality Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203212 | iShares U.S. Small-Cap Equity Factor ETF, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203212 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000203212 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000203212 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000234864 | Software
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000234864 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000234864 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234864 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234864 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000234864 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000234864 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234864 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234864 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234864 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234864 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234864 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000234864 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234865 | Software
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000234865 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000234865 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234865 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000234865 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000234865 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234865 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234865 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000234865 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000234865 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000234865 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234865 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000234865 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234866 | Software
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234866 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000234866 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234866 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000234866 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234866 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234866 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234866 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234866 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000234866 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234866 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234866 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000234866 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210766 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000210766 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210766 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000210766 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000210766 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210766 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210766 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210766 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210766 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210766 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210766 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210766 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000210766 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210767 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000210767 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210767 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000210767 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000210767 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210767 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210767 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210767 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210767 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000210767 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210767 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210767 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000210767 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234867 | Software
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000234867 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000234867 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000234867 | Media
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234867 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000234867 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234867 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234867 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234867 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234867 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234867 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234867 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000234867 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059820 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059820 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059820 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059820 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059820 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000059820 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059820 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059820 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059820 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059820 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059820 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059820 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000059820 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059821 | Software
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000059821 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000059821 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000059821 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059821 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000059821 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059821 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000059821 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059821 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059821 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059821 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059821 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000059821 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000059811 | Software
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000059811 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059811 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059811 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059811 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000059811 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059811 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059811 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059811 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059811 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059811 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059811 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000059811 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059811 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000059812 | Software
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000059812 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059812 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059812 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059812 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000059812 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059812 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000059812 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059812 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059812 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000059812 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000059812 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000059812 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000059825 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059825 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000059825 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059825 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059825 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059825 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059825 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059825 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059825 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059825 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059825 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059825 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059825 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000059825 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000059825 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059825 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059825 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000059825 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000059826 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059826 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000059826 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059826 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059826 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059826 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059826 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059826 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059826 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059826 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059826 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059826 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059826 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000059826 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000059826 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059826 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059826 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000059826 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000059827 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059827 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	69.00%
C000059827 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059827 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000059827 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000059827 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059827 | Consumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059827 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000059827 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059827 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000059827 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000059827 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000059827 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000059827 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000059827 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059827 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059827 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000059827 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000138646 | American Funds Growth Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000138646 | American Balanced Fund, R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000138646 | American Funds Washington Mutual Investors Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000138646 | Bond Fund of America (The), R6, , 0
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000138646 | American Funds U.S. Government Securities Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000138646 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000138646 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000138646 | Fixed Income Fund
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000138646 | Balanced Fund
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000138647 | American Funds Growth-Income Fund, 1, , 0
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000138647 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000138647 | Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	94.40%
C000014721 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014721 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014721 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014721 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014721 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000014721 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014721 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014721 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014721 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014721 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014721 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014721 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014721 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014721 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000014722 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014722 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000014722 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014722 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014722 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000014722 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014722 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014722 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000014722 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014722 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000014722 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000014722 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014722 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014722 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000034093 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034093 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034093 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034093 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034093 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000034093 | Banks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000034093 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034093 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000034093 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034093 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034093 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034093 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000034093 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000034093 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.60%)
C000014739 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014739 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014739 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014739 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000014739 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014739 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014739 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014739 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014739 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014739 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014739 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014739 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000014739 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014739 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000014740 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014740 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014740 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014740 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000014740 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014740 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014740 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014740 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014740 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014740 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014740 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014740 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000014740 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014740 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000014742 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014742 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014742 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014742 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C000014742 | Banks
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014742 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014742 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014742 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014742 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014742 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014742 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000014742 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000014742 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000014742 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000014743 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014743 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014743 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000014743 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014743 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014743 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014743 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014743 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014743 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014743 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014743 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014743 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014743 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014743 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000014744 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014744 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014744 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000014744 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014744 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014744 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014744 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014744 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014744 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014744 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014744 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014744 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014744 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014744 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000014746 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000014746 | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014746 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.60%
C000014746 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000014746 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014746 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014746 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014746 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014746 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014746 | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000014746 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014746 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000014746 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014746 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000059808 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059808 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000059808 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000059808 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059808 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059808 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059808 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059808 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059808 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059808 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059808 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059808 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000059808 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059808 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000059809 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000059809 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000059809 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000059809 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000059809 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000059809 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000059809 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059809 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059809 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059809 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000059809 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059809 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000059809 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000059809 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000059822 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059822 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059822 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000059822 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000059822 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000059822 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000059822 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000059822 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059822 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059822 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059822 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059822 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000059822 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000059823 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059823 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059823 | Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000059823 | Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000059823 | Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000059823 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000059823 | Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000059823 | Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059823 | Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059823 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059823 | Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000059823 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000059823 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033129 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033129 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033129 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033129 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000033129 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033129 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033129 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033129 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033129 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033129 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033129 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033129 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000033129 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033129 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000033130 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033130 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000033130 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033130 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000033130 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033130 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033130 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033130 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033130 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033130 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033130 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033130 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000033130 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033130 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000014735 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000014735 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000014735 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000014735 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000014735 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000014735 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014735 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000014735 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014735 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014735 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014735 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014735 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000014735 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014735 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000034094 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000034094 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034094 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034094 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000034094 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034094 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034094 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034094 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034094 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000034094 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034094 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034094 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000034094 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034094 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000033510 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033510 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033510 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033510 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033510 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000033510 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033510 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033510 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033510 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033510 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033510 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033510 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000033510 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033510 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000033512 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033512 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033512 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033512 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033512 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000033512 | Banks
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033512 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033512 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033512 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033512 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033512 | Energy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033512 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000033512 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033512 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(10.50%)
C000216457 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000216457 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000216457 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216457 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000216457 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000216457 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000216457 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216457 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000216457 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216457 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000216457 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216457 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000216457 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059817 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059817 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059817 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000059817 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059817 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059817 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059817 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059817 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059817 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059817 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059817 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059817 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000059817 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059817 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000059818 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000059818 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000059818 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000059818 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000059818 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000059818 | Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000059818 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000059818 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000059818 | Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059818 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000059818 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000059818 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000059818 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000059818 | Other Asset
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)